Income taxes - Deferred income taxes balances (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets and liabilities	R$ (316,731)	R$ (193,495)	R$ (114,748)
Amortization of fair value adjustment
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets and liabilities	(66,065)	(32,787)
Tax losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets and liabilities	(123,072)	(49,332)
Allowance for expected credit losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets and liabilities	(49,026)	(51,379)
Adjustment to present value
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets and liabilities	(14,222)	(40,639)
Provision for management bonuses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets and liabilities	(22,182)	(26,738)
Allowance for inventory losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets and liabilities	(3,841)	(3,463)
Financial effect on derivatives
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets and liabilities	1,468	(2,001)
Fair value of commodity forward contracts
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets and liabilities	(31,343)	1,959
Unrealized exchange gains or losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets and liabilities	7,618	1,803
Unrealized profit in Inventories
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets and liabilities	11,121	0
Gain on bargain purchase
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets and liabilities	0	(6,221)
Amortized right-of-use assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets and liabilities	(6,273)	(2,617)
Deferred tax on goodwill
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets and liabilities	2,067	0
Other provisions
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets and liabilities	R$ (22,981)	R$ 5,478